Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Land use rights	742,560	711,412
Patents	28,600	27,400
Software	12,560	12,033
Trademarks	120,120	115,080
Total	903,840	865,925
Less: accumulated amortization	457,345	422,890
Intangible assets, net	446,495	443,035

Schedule of Company’s Amortization Expenses

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

Twelve months ending December 31,	Estimated Amortization Expense
2026	$15,123
2027	14,851
2028	14,851
2029	14,851
2030	14,851
Thereafter	371,968
Total	$446,495